Fair Value Measurements - Summary of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Earn-out liability	$ 6	$ 12,130
Fair Value, Recurring
Assets
Total assets	26,310	49,702
Liabilities
Earn-out liability	6	12,130
Total liabilities	46	12,808
Fair Value, Recurring | Private Placement Warrant Liability
Liabilities
Warrant liability	40	678
Fair Value, Recurring | Fair Value Inputs Level 1
Assets
Total assets	8,708	49,702
Liabilities
Total liabilities	0	0
Fair Value, Recurring | Fair Value Inputs Level 2
Assets
Total assets	17,602	0
Liabilities
Total liabilities	0	0
Fair Value, Recurring | Fair Value Inputs Level 3
Assets
Total assets	0	0
Liabilities
Earn-out liability	6	12,130
Total liabilities	46	12,808
Fair Value, Recurring | Fair Value Inputs Level 3 | Private Placement Warrant Liability
Liabilities
Warrant liability	40	678
Fair Value, Recurring | Money Market Funds
Assets
Money market funds	8,708	49,702
Fair Value, Recurring | Money Market Funds | Fair Value Inputs Level 1
Assets
Money market funds	8,708	$ 49,702
Fair Value, Recurring | Short-Term Investments [Member]
Assets
U.S. Treasury securities	17,602
Fair Value, Recurring | Short-Term Investments [Member] | Fair Value Inputs Level 2
Assets
U.S. Treasury securities	$ 17,602